Related party transactions (Details Narrative) - Exascale Labs Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Consulting fees	$ 27,000	$ 100,150
Outstanding balances payable	$ 0	$ 0